Contingencies and Provisions - Narrative (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Oct. 31, 2024 USD ($)	Mar. 31, 2025 agreement	Mar. 31, 2024 agreement
Disclosure of other provisions [line items]
Number of agreements | agreement		2	2
Residual payments partner
Disclosure of other provisions [line items]
Provision used, other provisions | $	$ 9,525